FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Interest Rate Risk (Details) - Interest rate risk	Dec. 31, 2022
Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic (in percent)	87.00%
Floating interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic (in percent)	13.00%